                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total        22,104
                                          (thousands)

List of Other Included Managers: None

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
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                            TITLE OF                 VALUE   SHRS OR PRN                  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    1,868       36,400     SH               SOLE                  --      --    --
BRIGGS & STRATTON CORP
   CV DEBS              CONVERTIBLE DEB 109043AE9       83       75,000    PRN               SOLE                  --      --    --
CNF TRUST I $2.50
   SERIES A DUE 6/1/12  CONVERTIBLE PFD 12612V205      921       18,500     SH               SOLE                  --      --    --
DEVON ENERGY CORP
   CV DEB               CONVERTIBLE DEB 25179MAB9    1,459    1,450,000    PRN               SOLE                  --      --    --
DUANE READE CV DEB      CONVERTIBLE DEB 263578AC0      587    1,200,000    PRN               SOLE                  --      --    --
EL PASO ENERGY 4.75%
   CAP TR PFD           CONVERTIBLE PFD 283678209      373       20,500     SH               SOLE                  --      --    --
EQUITY RESIDENTIAL
   7.25% CV PFD G       CONVERTIBLE PFD 29476L859    2,176       89,200     SH               SOLE                  --      --    --
FORD MOTOR 6.50% CAP
   TR II CV PFD         CONVERTIBLE PFD 345395206      858       21,000     SH               SOLE                  --      --    --
GENERAL MOTORS CORP
   CV W/PAR             CONVERTIBLE DEB 370442733      809       35,000    PRN               SOLE                  --      --    --
HANOVER COMPRESSOR CO
   CV DEB               CONVERTIBLE DEB 410768AC9    1,344    1,677,000    PRN               SOLE                  --      --    --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    2,109    2,226,000    PRN               SOLE                  --      --    --
LOEWS CORP CV DEB       CONVERTIBLE DEB 540424AL2      499      550,000    PRN               SOLE                  --      --    --
NORAM ENERGY CORP
   CV DEB               CONVERTIBLE DEB 655419AC3      254      356,000    PRN               SOLE                  --      --    --
OMNICARE INC CV DEB     CONVERTIBLE DEB 681904AD0    1,621    1,700,000    PRN               SOLE                  --      --    --
POGO PRODUCING CV DEB   CONVERTIBLE DEB 730448AE7    1,753    1,650,000    PRN               SOLE                  --      --    --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    1,193       53,000     SH               SOLE                  --      --    --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307      867       18,500     SH               SOLE                  --      --    --
ROBBINS & MYERS CV DEB  CONVERTIBLE DEB 770196AA1      224      225,000    PRN               SOLE                  --      --    --
ROUSE COMPANY $3.00 CV
   PFD SERIES B         CONVERTIBLE PFD 779273309    1,795       39,000     SH               SOLE                  --      --    --
SEMCO ENERGY INC $1.10
   FELINE PRIDES        CONVERTIBLE PFD 78412D307      268       50,000     SH               SOLE                  --      --    --
THERMO ELECTRON CORP
   CV DEBS              CONVERTIBLE DEB 883556AJ1      270      300,000    PRN               SOLE                  --      --    --
WORLD COLOR PRESS INC
   CV DEB               CONVERTIBLE DEB 981443AA2      773      750,000    PRN               SOLE                  --      --    --
                                                    22,104